Shareholder Report, Holdings (Details) - C000152732 [Member]	Mar. 31, 2025
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Bank Debts [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
All other asset types less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value